COMPREHENSIVE INCOME (Reclassifications from OCI) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (1)	[1]	$ (7)	[1]	$ (4)	[1]	$ (3)	[1]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(6)		(8)		(18)		(6)		36		86		(17)
Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	11		7		20		15
Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1)		(6)		(3)		(2)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(2)		(2)		(3)		(3)		0		(10)		0
Amortization of unrecognized actuarial loss	14		12		27		24		47		34		40
Pension, Total Reclassification from Other Comprehensive Income (Loss) into Net Income	12		10		24		21
Other Comprehensive Income (Loss), Total Reclassification Adjustment on in Net Income, Net of Tax	10		1		17		13
Interest Rate Swaps [Member]
Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1)		(4)		(2)		(2)		(4)		(10)		(19)
Derivative [Member]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	0		1		1		1
Investment Income [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2)	[1]	(5)	[1]	(3)	[1]	(3)	[1]
Other Operating Expenses [Member] | Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1		(2)	[1]	(1)		0	[1]
Interest Expense [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1)		(7)		(4)		(3)		(9)	[2]	(21)	[2]	(6)	[2]
Cash Flow Hedges [Member] | Investment Income [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2)		(5)		(3)		(3)		(5)	[2]	(14)	[2]	(26)	[2]
Cash Flow Hedges [Member] | Other Operating Expenses [Member] | Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1		(2)		(1)		0		(4)	[2]	(7)	[2]	20	[2]
Pensions [Member]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	$ (1)		$ (3)		$ (4)		$ (6)

[1]	Other Comprehensive Income
[2]	OCI means other comprehensive income.